General	12 Months Ended
Dec. 31, 2019
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Therapix Biosciences Ltd. ("Therapix" or the "Company"), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, Therapix and its subsidiaries at the time (the "Group") were mainly engaged in developing several innovative immunotherapy products and Therapix's own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy according to which it will focus on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the following development programs based on Δ9-tetrahydrocannabinol and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome and for the treatment of obstructive sleep apnea, ("OSA"), pain, Autism Spectrum Disorder and epilepsy. The headquarters of Therapix are located in the Tel Aviv district (Givataaim), Israel.

The Company was a dual-listed company, which had its ordinary shares, New Israeli Shekel ("NIS") 0.1 par value each ("ordinary shares"), traded on the Tel-Aviv Stock Exchange ("TASE") from December 26, 2005 until it delisted such shares from the TASE on August 7, 2018, and has had its American Depository Shares ("ADSs") listed on the Nasdaq Capital Market ("Nasdaq") since March 27, 2017. The Company completed an initial public offering ("IPO") of its ADSs in the United States on March 27, 2017 and raised approximately $13.7 million. Since the IPO, the Company has had its ADSs registered with the U.S. Securities and Exchange Commission ("SEC"). All information in the financial statements regarding the ADSs is a presumption that all of the Company's ordinary shares have been converted into ADSs. Each ADS represents forty (40) ordinary shares of the Company.

As of December 31, 2019, Therapix has two wholly owned subsidiaries, both of which are companies incorporated under the laws of Israel (the "Subsidiaries"): (1) Brain Bright Ltd. ("Brain Bright"); and (2) Evero Health Ltd. ("Evero").

Both of the Subsidiaries are private companies, and as of the date of these financial statements, are inactive companies with no assets or liabilities. Therapix also owns approximately 27% of Lara Pharm Ltd.'s ("Lara") share capital. Lara is a private company incorporated under the laws of Israel which, to the best knowledge of the Company, does not engage in any business, and in any event, Therapix does not have significant influence on Lara since it has no representation in Lara's board of directors. The Company wrote-off the entire investment in Lara in 2015 (see Note 8a).

On October 3, 2018 (the "Acquisition Date"), Therapix obtained control over Therapix Healthcare Resources Inc. ("THR"), a Delaware corporation, which was established on July 31, 2018, by holding 82.36% of THR's equity. On June 27, 2019, following the finalization of THR's dissolution, Therapix deconsolidated THR (see Note 4).

In connection with the preparation of the consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Group evaluated subsequent events after the consolidated statements of financial position date of December 31, 2019, through June 15, 2020, the date on which the audited consolidated financial statements were available to be issued.

The consolidated financial statements of the Company for the year ended December 31, 2019, were approved on June 11, 2020 and signed on June 15, 2020 (the "Approval Date").

b.	Functional currency and presentation currency:

The functional currency of the Company, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions is the U.S. Dollar ("USD" or "$"), since it's the primary currency of the economic environment in which the Company operates (see Note 2e). The consolidated financial statements are also presented in USD since the Company believes that preparing the consolidated financial statements in USD provides more relevant information to the users of the consolidated financial statements.

c.	The Group incurred a loss of approximately $4,686 and had negative cash flows from operating activities of approximately $4,696 for the year ended December 31, 2019. As of December 31, 2019, the Group had an accumulated deficit of approximately $51,706 as a result of recurring operating losses.

As of the Approval Date, the Group has not yet started recognizing revenues from sales and its operation is dependent on its ability to raise additional funds from existing and/or new investors in order to finance its activity. This dependency will continue until the Group will be able to completely finance its operations by selling its products. In addition, as of the Approval Date, the Group has not raised the necessary funding in order to continue its activity in the foreseeable future. These abovementioned factors raise substantial doubt about the Group's ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that might result should the Group be unable to continue as a going concern.

d.	Definitions and Meanings:

The Company	-	Therapix Biosciences Ltd.

The Group	-	Therapix Biosciences Ltd. and its Subsidiaries, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, "Consolidated Financial Statements", and whose accounts are consolidated with those of the Company (if active).

Associated Companies (or Associates)	-	An entity over which the Company has significant influence, as defined in IAS 28, "Investment in Associates and Joint Ventures" and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, "Related Party Disclosures".

IAS	-	International Accounting Standards issued by the International Accounting Standards Board ("IASB").

IFRS	-	International Financial Reporting Standards issued by the IASB.